SHARE-BASED COMPENSATION - Share Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Options outstanding at beginning	80,887
Expired	(10,476)
Options outstanding at end	70,411	80,887
Options exercisable at December 31, 2023	42,713
Weighted-Average Exercise Price
Options outstanding at beginning	$ 63.31
Expired	64.96
Options outstanding at end	63.07	$ 63.31
Options exercisable at December 31, 2023	$ 58.57
Weighted-Average Remaining Contractual Term :
Weighted-Average Remaining Contractual Term (in Years)	7 years 3 months 10 days	8 years 9 months 7 days
Options exercisable weighted average remaining contractual term	6 years 9 months 3 days
Weighted- Average Fair Value at Grant Date :
Weighted- Average Fair Value at Grant Date at beginning (in dollars)	$ 34.37
Weighted- Average Fair Value at Grant Date at end (in dollars)	$ 33.98	$ 34.37
Aggregate Intrinsic Value, Options exercisable	$ 39,520